Securities - Breakdown of securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Securities Issued [Line Items]
Financial assets	R$ 16,868,112	R$ 12,448,565
Fair value through other comprehensive income - FVOCI
Securities Issued [Line Items]
Financial assets	14,232,021	0
Financial assets at amortised cost, category [member]
Securities Issued [Line Items]
Financial assets	39,700,334	29,825,198
Financial assets at fair value through profit or loss, category [member]
Securities Issued [Line Items]
Financial assets	R$ 1,592,520	R$ 87,318